Note 7 - Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of changes in Preferred Shares and Embedded Derivatives [text block]
	Preferred shares			Embedded derivatives
	Class A	Class B	Class C	Class A	Class B	Class C
Balance – December 31, 2014	$14,107,447	$-	$-	$7,490,662	$-	$-
Issuance of preferred shares	8,585,449	40,809,133	-	4,598,140	19,190,008	-
Transaction costs	-	(1,742,247)	-	-	-	-
Accretion during the year	1,108,182	1,270,810	-	-	-	-
Loss on re-measurement at fair value	-	-	-	49,804,284	2,759,475	-
Balance, December 31, 2015	$23,801,078	$40,337,696	$-	$61,893,086	$21,949,483	$-
Accretion during the year	1,192,408	2,549,770	-	-	-	-
Loss on re-measurement at fair value	-	-	-	21,462,384	12,519,658	-
Balance, December 31, 2016	$24,993,486	$42,887,466	$-	$83,355,470	$34,469,141	$-
Issuance of preferred shares	-	-	7,284,269	-	-	2,715,811
Transaction costs	-	-	(94,345)	-	-	-
Accretion during the year	730,576	1,575,843	172,743	-	-	-
Loss (gain) on re-measurement at fair value	-	-	-	85,089,013	(7,093,016)	(93,334)
Original stated capital of preferred shares reclassified as share capital upon conversion	(32,708,047)	(59,999,141)	(10,000,080)	-	-	-
Excess reclassified as contributed surplus (total $173,285,855)	6,983,985	15,535,832	2,637,413	(168,444,483)	(27,376,125)	(2,622,477)
Balance, December 31, 2017	$-	$-	$-	$-	$-	$-

Disclosure of assumptions used to determine the fair value of embedded derivative [text block]
	August 2017			2017 (incep- tion)			December 31, 2016			December 31, 2015			2015 (inception)
	Class A	Class B	Class C	Class C			Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B
Fair value of embedded derivative per share	$12.56	$4.70	$3.12		$3.23		$6.22	$5.92	-	$4.62	$3.77	-	$0.85	$3.29
PWERM assumptions:
Range of exit multiples	-	-	-	3.4	-	4.1	-	-	-	-	-	-	-	-
Time to exit (in years)	-	-	-		0.50		-	-	-	-	-	-	-	-
Monte Carlo assumptions:
Starting equity value (in millions of $)	-	-	-		$298.1		$249.6	$249.6	-	$170.9	$170.9	-	$36.2	$170.9
Volatility	-	-	-		74%		68%	68%	-	81%	81%	-	78%	72%
Weighted average time to exit (in years)	-	-	-		0.75		0.85	0.85	-	2.25	2.25	-	1.54	1.38